Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	309,947,356.11	23,598
Yield Supplement Overcollateralization Amount 06/30/23	6,388,278.77	0
Receivables Balance 06/30/23	316,335,634.88	23,598
Principal Payments	14,977,939.71	380
Defaulted Receivables	195,516.85	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	5,887,427.84	0
Pool Balance at 07/31/23	295,274,750.48	23,208

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.84%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,265,343.78	189
Past Due 61-90 days	876,116.38	46
Past Due 91-120 days	244,331.23	14
Past Due 121+ days	0.00	0
Total	4,385,791.39	249

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	178,464.43
Aggregate Net Losses/(Gains) - July 2023	17,052.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	-0.09%
Third Prior Net Losses/(Gains) Ratio	0.40%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.97%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	30.63

Flow of Funds	$ Amount
Collections	16,184,806.66
Investment Earnings on Cash Accounts	56,569.87
Servicing Fee	(263,613.03)
Transfer to Collection Account	-
Available Funds	15,977,763.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	110,115.15
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	8,348,547.99
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,145,766.97

Total Distributions of Available Funds	15,977,763.50

Servicing Fee	263,613.03
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	303,623,298.47
Principal Paid	14,672,605.63
Note Balance @ 08/15/23	288,950,692.84

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-3
Note Balance @ 07/17/23	142,333,298.47
Principal Paid	14,672,605.63
Note Balance @ 08/15/23	127,660,692.84
Note Factor @ 08/15/23	30.6353802%

Class A-4
Note Balance @ 07/17/23	104,620,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	104,620,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	37,770,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	37,770,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	18,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	18,900,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	159,390.90
Total Principal Paid	14,672,605.63
Total Paid	14,831,996.53

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	56,933.32
Principal Paid	14,672,605.63
Total Paid to A-3 Holders	14,729,538.95

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1269299
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6844296
Total Distribution Amount	11.8113595

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1366258
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.2105916
Total A-3 Distribution Amount	35.3472174

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	568.99
Noteholders' Principal Distributable Amount	431.01

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	12,588,844.52
Investment Earnings	54,142.66
Investment Earnings Paid	(54,142.66)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,309,533.42	$1,271,493.11	$1,412,160.49
Number of Extensions	79	72	74
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.38%	0.40%